Regulatory Matters (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014 item	Aug. 21, 2014	Dec. 31, 2013 item
Regulatory Matters [Abstract]
Number of original jurisdiction cities	204		204
Number of other parties appealed various portions of rate review final order to a state district court,	4		4
Number of issues which revised the judgment	2		2
Estimated impact on earnings, minimum		$ 0
Estimated impact on earnings, maximum		$ 130